Segment information	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Segment Reporting [Abstract]
Segment information
14. Segment information
Our business has three reportable segments: Stimulation services, Manufacturing and Proppant production. Each reportable segment represents a separate business unit that operated as a standalone company prior to the reorganization of the Company in December 2021. Following the reorganization, each reportable segment continues to have distinct management and prepares discrete financial information for the segment (consistent with when each operated as a standalone business). FTSI is part of our stimulation services segment. Our chief operating decision makers review the discrete segment financial information, including Adjusted EBITDA as the measure of profitability, to evaluate the performance of our segments and make resource allocation decisions.
We account for intersegment transactions as if the transactions were with third parties, that is, at estimated current market prices. For the three months ended March 31, 2022 and 2021, intersegment revenues for the manufacturing segment were 84% and 86%, respectively. For the three months ended March 31, 2022 and 2021, intersegment revenues for the proppant production segment were 69% and 29%, respectively.
The performance of our segments is evaluated primarily on Adjusted EBITDA. We define Adjusted EBITDA as our net income (loss), before (i) interest expense, net, (ii) income tax provision, (iii) depreciation, depletion and amortization, (iv) loss on disposal of assets, and (v) other unusual or non-recurring
charges, such as costs related to our initial public offering, non-recurring
supply commitment charges, certain bad debt expense and gain on extinguishment of debt.
Segment information, and a reconciliation of Adjusted EBITDA, for the three months ended March 31, 2022 and 2021 is as follows:

	Three Months Ended March 31,
(In thousands)	2022	2021

Revenues
Stimulation services	$336,155	$143,703
Manufacturing	32,006	14,657
Proppant production	12,408	5,589

Total segments	380,569	163,949
Eliminations	(35,589)	(14,363)

Total	$344,980	$149,586

	Three Months Ended March 31,
(In thousands)	2022	2021

Adjusted EBITDA
Stimulation services	$73,569	$12,953
Manufacturing	10,022	2,330
Proppant production	7,885	2,406

Adjusted EBITDA for reportable segments	91,476	17,689
Interest expense, net	(9,272)	(6,035)
Depreciation, depletion and amortization	(44,216)	(35,461)
Income tax benefit (provision)	(752)	25
(Gain) loss on disposal of assets, net	154	(2,207)
Loss on extinguishment of debt	(8,273)	—
Bad debt expense, net of recoveries	(5)	—
Loss on foreign currency transactions	(12)	—
Reorganizational costs	(55)	—
Acquisition related expenses	(13,019)	—
Investment income	8,100	—

Net income (loss)	$24,126	$(25,989)
Segment information as of March 31, 2022 and December 31, 2021 is as follows:

	March 31,	December 31,
(In thousands)	2022	2021

Total assets
Stimulation services	$1,213,208	$510,579
Manufacturing	104,124	77,968
Proppant production	107,628	100,294

Total segments	1,424,960	688,841
Eliminations	(111,072)	(24,271)

Total	$1,313,888	$664,570

10. Segment information
Our business has three reportable segments: Stimulation Services, Manufacturing and Proppant production. Each reportable segment represents a separate business unit that operated as a standalone company prior to the reorganization of the Company in December 2021. Following the reorganization, each reportable segment continues to have distinct management and prepares discrete financial information for the segment (consistent with when each operated as a standalone business). The Wilks, who are our Chief Operating Decision Makers (“CODMs”), review the discrete segment financial information, including Adjusted EBITDA as the measure of profitability, to evaluate the performance of our segments and make resource allocation decisions.
We account for intersegment transactions as if the transactions were with third parties, that is, at estimated current market prices. For the years ended December 31, 2021 and 2020, intersegment revenues for the manufacturing segment were 90% and 97%, respectively. For the years ended December 31, 2021 and 2020, intersegment revenues for the proppant production segment were 40% and 20%, respectively.
The performance of our segments is evaluated primarily on Adjusted EBITDA. We define Adjusted EBITDA as our net income (loss), before (i) interest expense, net, (ii) income tax benefit (provision), (iii) depreciation, depletion and amortization, (iv) loss on disposal of assets, (v) loss on extinguishment of debt, (vi) bad debt expense, (vii) loss on foreign currency transactions and (viii) other unusual or non-recurring
charges, such as costs related to our initial public offering, severance charges, and non-recurring
supply commitment charges.
Segment information as of and for the years ended December 31, 2021 and 2020 is as follows:

	Year ended December 31,
	2021	2020

Revenues
Stimulation services	$745,373	$538,282
Manufacturing	76,360	46,222
Proppant production	27,225	10,215

Total segments	848,958	594,719
Eliminations	(80,605)	(47,040)

Total	$768,353	$547,679

	Year ended December 31,
	2021	2020

Cost of revenues, excluding depreciation, depletion and amortization
Stimulation services	$570,828	$433,122
Manufacturing	65,849	40,424
Proppant production	14,050	6,064

Total segments	650,727	479,610
Eliminations	(80,605)	(47,040)

Total	$570,122	$432,570

Adjusted EBITDA
Stimulation services	$122,634	$68,787
Manufacturing	1,382	1,325
Proppant production	10,672	2,685

Total segments	134,688	72,797
Eliminations	—	—

Total	$134,688	$72,797

Depreciation, depletion and amortization
Stimulation services	$128,004	$138,122
Manufacturing	3,788	2,796
Proppant production	8,895	9,744

Total	$140,687	$150,662

Capital expenditures
Stimulation services	$82,545	$46,371
Manufacturing	3,500	1,661
Proppant production	1,355	5

Total	$87,400	$48,037

Total assets
Stimulation services	$545,047	$452,729
Manufacturing	77,968	64,769
Proppant production	100,294	73,918

Total segment assets	723,309	591,416
Eliminations	(58,739)	(14,139)

Total	$664,570	$577,277
The following table sets forth the reconciliation of Segment Adjusted EBITDA to net loss in our consolidated statements of operations:

	2021	2020
Stimulation services—Adjusted EBITDA	$122,634	$68,787
Manufacturing—Adjusted EBITDA	1,382	1,325
Proppant production—Adjusted EBITDA	10,672	2,685

Total	$134,688	$72,797

Interest expense, net	(25,788)	(23,276)
Income tax benefit (provision)	186	(582)
Depreciation, depletion and amortization	(140,687)	(150,662)
Loss on disposal of assets, net	(9,777)	(8,447)
Loss on extinguishment of debt	(515)	—
Bad debt expense, net of recoveries	1,164	(2,778)
Loss on foreign currency transactions	(249)	—
Reorganization costs	(2,060)	—
Severance charges	(500)	—
Supply commitment charges	—	(5,600)

Net loss	$(43,538)	$(118,548)